UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   06/30/02

Check here if Amendment [ ]; Amendment number: _________________
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Ameritas Life Insurance Corp.
                  5900 "O" Street
                  Lincoln, NE 68510

Form 13F File Number:  28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             William W. Lester
Title:            Senior Vice President-Investments and Treasurer
Phone:            402-467-6959

Signature, Place, and Date of Signing:

    /s/ William W. Lester         Lincoln, Nebraska              08/14/02
---------------------------- --------------------------      -----------------
        (signature)                (city, state)                  (Date)

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              97

Form 13F Information Table Value Total:              $219,796

List of Other Included Managers:

No.      13F File Number   Name

                                  TITLE OF              VALUE        SHARES/    SH/ PUT/  INVSMT   OTHER      VOTING   AUTHORITY
NAME OF ISSUER                      CLASS    CUSIP      (X$1000)     PRN AMT    PRN CALL  DSCRETN  MANAGERS   SOLE     SHARED   NONE
AOL TIME WARNER INC                  COM     00184A105     525         35,680    SH       DEFINED             35,680
ABBOTT LABS COM                      COM     002824100     211          5,600    SH       DEFINED              5,600
AFFILIATED MANAGERS GROUP, INC       CDS     008252AC2   1,281      1,400,000    PRN      DEFINED          1,400,000
AGILENT TECHNOLOGIES INC             CDS     00846UAB7   1,307      1,280,000    PRN      DEFINED          1,280,000
JOHNSON & JOHNSON (ALZA CORP)        CDS     02261WAB5   1,254      1,650,000    PRN      DEFINED          1,650,000
AMERICAN INTERNATIONAL GROUP INC     COM     026874107   4,914         72,024    SH       DEFINED             72,024
AMERICAN INTERNATIONAL GROUP         CDS     026874AN7     473        520,000    PRN      DEFINED            520,000
AMERUS GROUP CO                      COM     03072M108   4,823        130,000    SH       DEFINED            130,000
ANADARKO PETROLEUM CORP              CDS     032511AP2   1,211      1,900,000    PRN      DEFINED          1,900,000
ANHEUSER-BUSCH CO                    COM     035229103     511         10,225    SH       DEFINED             10,225
APOGENT TECHNOLOGIES, INC            CDS     03760AAD3     481        500,000    PRN      DEFINED            500,000
BARR LABS INC                        COM     068306109   5,034         79,245    SH       DEFINED             79,245
BAXTER INTERNATIONAL INC             CDS     071813AR0     447        450,000    PRN      DEFINED            450,000
BERKSHIRE HATHAWAY A                 COM     084670108     401              6    SH       DEFINED                  6
BERKSHIRE HATHAWAY B                 COM     084670207     293            131    SH       DEFINED                131
BIRMINGHAM STEEL CORP                COM     0912502#6       0         28,545    SH       DEFINED             28,545
BRIGGS & STRATTON                    CDS     109043AD1     464        450,000    PRN      DEFINED            450,000
BRINKER INTERNATIONAL, INC           CDS     109641AC4   1,294      1,950,000    PRN      DEFINED          1,950,000
CALVERT                              COM     131582751   3,059        335,807    SH       DEFINED            335,807
CALVERT                              COM     131618746     453        133,333    SH       DEFINED            133,333
CALVERT                              COM     13161T401   3,286        199,736    SH       DEFINED            199,736
CENDANT CORP                         CDS     151313AN3   1,177      1,200,000    PRN      DEFINED          1,200,000
CERNER CORP                          COM     156782104   4,514         94,375    SH       DEFINED             94,375
CISCO SYSTEMS INC                    COM     17275R102     507         36,355    SH       DEFINED             36,355
CITIGROUP INC                        COM     172967101   5,796        149,562    SH       DEFINED            149,562
COMPUTER ASSOCIATES INT'L            CDS     204912AN9   1,298      1,300,000    PRN      DEFINED          1,300,000
CONAGRA FOODS INC                    COM     205887102     565         20,428    SH       DEFINED             20,428
DNP SELECT INCOME FD INC             COM     23325P104     102         10,000    SH       DEFINED             10,000
DEVON ENERGY CORP                    COM     25179M103   6,267        127,170    SH       DEFINED            127,170
DIAMOND OFFSHORE DRILLING, INC       CDS     25271CAE2     390        430,000    PRN      DEFINED            430,000
DISNEY WALT COMPANY                  COM     254687106   5,485        290,210    SH       DEFINED            290,210
EMC CORP                             COM     268648102   1,594        211,135    SH       DEFINED            211,135
EOP OPERATING LTD PARTNERSHIP        CDS     268766BR2     205        190,000    PRN      DEFINED            190,000
EXXON MOBIL CORP                     COM     30231G102   3,660         89,439    SH       DEFINED             89,439
FREDDIE MAC                          COM     313400301   5,770         94,277    SH       DEFINED             94,277
FANNIE MAE                           COM     313586109     264          3,575    SH       DEFINED              3,575
FIRST AMERICAN CORPORATION           CDS     318522AC3     684        670,000    PRN      DEFINED            670,000
FIRST DATA CORP                      COM     319963104   5,373        144,433    SH       DEFINED            144,433
FIRST DATA CORP                      CDS     319963AD6   1,440      1,270,000    PRN      DEFINED          1,270,000
FLEET BOSTON FINANCIAL CORP          COM     339030108   1,248         38,566    SH       DEFINED             38,566
FOREST LABS INC                      COM     345838106   2,977         42,050    SH       DEFINED             42,050
GANNETT COMPANY                      COM     364730101   7,303         96,215    SH       DEFINED             96,215
GENERAL ELECTRIC CO                  COM     369604103     859         29,575    SH       DEFINED             29,575
GENERAL MOTORS CORP                  CDS     370442AB1   1,263      1,205,000    PRN      DEFINED          1,205,000
HARLEY-DAVIDSON INC                  COM     412822108   6,083        118,650    SH       DEFINED            118,650
HARRIS INTERACTIVE INC               COM     414549105     324         96,252    SH       DEFINED             96,252
INTERGRATED ELECTRICAL SVCS INC      COM     45811E137     440         70,330    SH       DEFINED             70,330
INTEL CORP                           COM     458140100     211         11,550    SH       DEFINED             11,550
JOHNSON & JOHNSON                    COM     478160104   2,651         50,720    SH       DEFINED             50,720
KERR MCGEE CORP                      CDS     492386AP2   1,326      1,200,000    PRN      DEFINED          1,200,000
KROGER CO                            COM     501044101   4,657        234,000    SH       DEFINED            234,000
ESTEE LAUDER COMPANIES INC           COM     518439104   6,647        188,835    SH       DEFINED            188,835
LIBERTY MEDIA GROUP                  CDS     530715AG6     454        920,000    PRN      DEFINED            920,000
LIBERTY MEDIA GROUP                  CDS     530715AN1   1,328      1,800,000    PRN      DEFINED          1,800,000
ELI LILLY & CO                       COM     532457108   5,895        104,525    SH       DEFINED            104,525
MAGNA INTERNATIONAL INC.             COM     559222401     207          3,002    SH       DEFINED              3,002
MEDTRONIC INC                        COM     585055106   5,723        133,555    SH       DEFINED            133,555
MERCHANT ONLINE INC                  COM     588200105       0         10,000    SH       DEFINED             10,000
MICROSOFT CORP                       COM     594918104   4,638         84,798    SH       DEFINED             84,798
MORGAN STANLEY                       COM     61744J416   5,440        593,202    SH       DEFINED            593,202
NATIONS MUNICIPAL INCOME FUND        COM     638579672     268         24,329    SH       DEFINED             24,329
NORTEL NETWORKS CORP                 CDS     656568AA0     299        660,000    PRN      DEFINED            660,000
OAK INDUSTRIES                       CDS     671400AL3     319        500,000    PRN      DEFINED            500,000
ODYSSEY RE HOLDINGS CORP             CDS     67612WAA6   1,245      1,150,000    PRN      DEFINED          1,150,000
PALL CORP                            COM     696429307   5,625        271,100    SH       DEFINED            271,100
PEPSICO INC                          COM     713448108   3,838         79,620    SH       DEFINED             79,620
PFIZER INC                           COM     717081103   2,954         84,387    SH       DEFINED             84,387
PHOENIX COS INC                      COM     71902E109   5,944        323,925    SH       DEFINED            323,925
POTOMAC ELECTRIC POWER CO            PFD     737679209     388         10,000    SH       DEFINED             10,000
PRIMIER CAP INVT CORP CL-A           COM     740990999       0         48,000    SH       DEFINED             48,000
PROVINCE HEALTHCARE CO               COM     743977100   5,600        250,465    SH       DEFINED            250,465
QWEST COMMUNICATIONS INTL INC        COM     749121109     114         40,548    SH       DEFINED             40,548
REEBOK INTERNATIONAL                 CDS     758110AE0     508        480,000    PRN      DEFINED            480,000
RELIANT ENERGY INC.                  CDS     75952J207   1,228      2,737,750    PRN      DEFINED          2,737,750
ROGERS COMMUNICATIONS INC            COM     775109200   1,750        191,475    SH       DEFINED            191,475
ROYAL CARIBBEAN CRUISES LTD          CDS     780153AM4     497      1,250,000    PRN      DEFINED          1,250,000
ROYAL DUTCH PETE CO                  COM     780257804   7,089        128,260    SH       DEFINED            128,260
S&P DEPOSITARY RECEIPTS              COM     78462F103  15,230        153,900    SH       DEFINED            153,900
SEQUOIA FUND                         COM     817418106     297          2,316    SH       DEFINED              2,316
SINGER COMPANY N.V. (THE)            COM     82930F208      39         24,000    SH       DEFINED             24,000
SOUTH CAROLINA ELEC & GAS CO         PFD     8370042*0     254          7,596    SH       DEFINED              7,596
SYNERGY MEDIA INC                    COM     871934105       1        100,000    SH       DEFINED            100,000
TALBOTS INC                          COM     874161102   4,523        129,230    SH       DEFINED            129,230
TEXAS INSTRUMENTS INC                COM     882508104   3,027        127,720    SH       DEFINED            127,720
TRIBUNE CO                           CDS     887364AE7     582        920,000    PRN      DEFINED            920,000
UNITED PARCEL SERVICE-CLASS B        CDS     911312AB2   1,228      1,200,000    PRN      DEFINED          1,200,000
VANGUARD FIXED-INCOME                COM     922031109   2,483        285,025    SH       DEFINED            285,025
VANGUARD INDEX 500 FUND              COM     922908108     532          5,823    SH       DEFINED              5,823
WAL MART STORES INC                  COM     931142103   2,582         46,935    SH       DEFINED             46,935
WALGREEN CO                          COM     931422109     347          8,975    SH       DEFINED              8,975
WELLPOINT HEALTH NETWORKS            CDS     94973HAA6     486        460,000    PRN      DEFINED            460,000
WELLS FARGO & CO NEW COM             COM     949746101   3,043         60,795    SH       DEFINED             60,795
WORLDCOM INC                         COM     98157D106      21         25,500    SH       DEFINED             25,500
INGERSOLL RAND CO                    COM     G4776G101   6,253        136,950    SH       DEFINED            136,950
CERNER CORP                          COM     156782104   1,435         30,000    SH       CALL OTHER          30,000
TALBOTS INC                          COM     874161102   1,470         42,000    SH       CALL OTHER          42,000
WAL MART STORES INC                  COM     931142103   1,815         33,000    SH       CALL OTHER          33,000
                                           97          219,796     36,521,741                             36,521,741